Equity (Details Textual) - ILS (₪) ₪ / shares in Units, ₪ in Thousands				1 Months Ended
	May 12, 2020	Jan. 07, 2020	Feb. 12, 2019	May 20, 2019	Feb. 28, 2019	Jun. 30, 2020	Dec. 31, 2019
Equity (Textual)
ADS shares, description	The 534,160 of the warrants were exercised resulting in gross proceeds to the Company of NIS 5,204 (NIS 4,591 net of issuance costs in the amount of NIS 613).
Warrants exercised	534,160
Treasury shares						2,641,693	2,641,693
Number of shares investors		1,000,000
Direct offering		₪ 3
Gross proceeds		₪ 10,410
Proceeds net of issuance costs		9,194
Fair value of the warrants						₪ 3,807
Warrants exercisable term			5 years
Warrant exercise price	₪ 2.75		₪ 7.5		₪ 2.75
Purchase of unlisted warrants			109,642
Description of underwritten public offering			The Company sold to certain institutional investors an aggregate of 1,889,000 units, each consisting of (i) one ADS, and (ii) one warrant to purchase one ADS, at a public offering price of $1.50 per unit ($7.5 after split), and (b) 2,444,650 pre-funded units, each consisting of (i) one prefunded warrant to purchase one ADS, and (ii) one warrant, at a public offering price of $1.49 per Pre-funded unit. In connection with the offering, the Company granted the underwriters a 45-day option to purchase up to an additional 650,070 ADSs and/or 650,070 warrants to purchase up to an additional 650,070 ADSs. The underwriters partially exercised their over-allotment option to purchase an aggregate of 350,000 additional ADS and additional warrants to purchase 650,070 ADSs. Subsequently, of the pre-funded warrants issued, the Company issued 2,444,650 ADSs upon exercise of pre-funded warrants. The Company raised gross proceeds of NIS 25,422 (NIS 20,796 net of all issuance costs in the amount of NIS 4,626, including share-based awards granted). An amount of NIS 13,505 out of the consideration was related to the ADSs and classified as equity component, while an amount of NIS 8,999 was related to the fair value of the non-tradable Warrants and was classified as a liability.
Original exercise price per ADS					₪ 7.5
Issuance costs in the amount of NIS		₪ 1,216
Description of warrant exercised				The board of directors approved a grant to a consultant of 672,264 warrants, exercisable for 672,264 ADSs of the Company at an exercise price of USD 0.01 per ADS. On January 31, 2020, the warrants were exercised.